Accounts Receivable and Other Receivables, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable and Other Receivables, Net [Abstract]
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

NOTE 4 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES, NET

Accounts receivable and other receivables as of June 30, 2025 and December 31, 2024 are summarized as below:

	June 30,	December 31,
	2025	2024
Customers by sales provision of services	€1,389,132	€3,360,994
VAT receivable	80,561	41,242
Others	37,209	39,460
	€1,506,902	€3,441,696
Allowance for doubtful accounts	(515,564)	(515,564)
	€991,338	€2,926,132

As of June 30, 2025 and December 31, 2024, the allowance for doubtful accounts was €515,564. During the six months ended June 30, 2025 and 2024, the Company recorded bad debt expense of €0 and €143,483 and bad debt recovery of €0 and €0, respectively.